POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Disclosure of net employee benefit liability
The following table summarises non-current employee benefit liabilities as at the dates presented:

	31 December 2017	31 December 2016
	€ million	€ million
Retirement benefit obligation of defined benefit plans	95	184
Other employee benefit liabilities	67	94
Total non-current employee benefit liabilities	162	278

Disclosure of expense recognized in consolidated income statement
The following table summarises the expense related to pension plans recognised in the consolidated income statement for the years presented:

	31 December 2017	31 December 2016	31 December 2015
	€ million	€ million	€ million
Service cost	53	49	51
Past service cost	(3)	—	3
Net interest cost (income)	3	2	—
Administrative expenses	2	2	3
Total cost	55	53	57

Disclosure of changes in other comprehensive income
The following table summarises the changes in other comprehensive income related to our pension plans for the years presented:

	31 December 2017	31 December 2016	31 December 2015
	€ million	€ million	€ million
Actuarial (gain) / loss on DBO arising during the period	30	248	27
Return on plan assets (greater) / less than discount rate	(121)	(183)	23
Net charge to OCI	(91)	65	50

Disclosure of net defined benefit obligation
The following table summarises the changes in the pension plan benefit obligation and the fair value of plan assets for the periods presented:

	31 December 2017	31 December 2016
	€ million	€ million
Reconciliation of benefit obligation:
Benefit obligation at beginning of plan year	1,947	1,493
Service cost	53	49
Past service cost	(3)	—
Interest costs on defined benefit obligation	43	50
Plan participants contribution	45	63
Actuarial loss (gain) - experience	5	(34)
Actuarial loss (gain) - demographic assumptions	—	(10)
Actuarial loss (gain) - financial assumptions	25	292
Benefit payments	(90)	(50)
Administrative expenses	2	—
Currency translation adjustments	(50)	(174)
Additions - Merger (Note 2)	—	268
Settlements	(8)	—
Benefit obligation at end of plan year	1,969	1,947
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of plan year	1,779	1,369
Interest income on plan assets	40	48
Return on plan assets greater than discount rate	121	183
Plan participants contributions	45	63
Employer contributions	58	78
Benefit payments	(90)	(50)
Administrative expenses	—	(2)
Additions - Merger (Note 2)	—	263
Currency translation adjustment	(48)	(173)
Settlements	(7)	—
Fair value of plan assets at end of plan year	1,898	1,779

Disclosure of fair value of plan assets
The following tables summarise pension plan assets measured at fair value as at the dates presented:

	Total 31 December 2017	Investments quoted in active markets	Unquoted investments
	€ million	€ million	€ million
Equity securities:(A)
US equities	226	226	—
Non-US equities	749	693	56
Fixed-income securities:(B)
Corporate bonds and notes	60	34	26
Government bonds	409	387	22
Short-term investments(C)	10	5	5
Other investments:
Real estate funds(D)	226	14	212
Insurance contracts(E)	218	—	218
	1,898	1,359	539

	Total 31 December 2016	Investments quoted in active markets	Unquoted investments
	€ million	€ million	€ million
Equity securities:(A)
US equities	230	203	27
Non-US equities	662	641	21
Fixed-income securities:(B)
Corporate bonds and notes	172	145	27
Government bonds	328	310	18
Short-term investments(C)	37	30	7
Other investments:
Real estate funds(D)	149	14	135
Insurance contracts(E)	201	—	201
	1,779	1,343	436

(A)
Equity securities are comprised of the following investment types: (1) ordinary shares; (2) preference shares; and (3) common trust funds. Investments in ordinary and preference shares are valued using quoted market prices multiplied by the number of shares owned. Investments in common trust funds are valued at the fund unit price multiplied by the number of fund units held.

(B)
Investments other than those held in common trust funds are valued utilising a market approach that includes various valuation techniques and sources such as value generation models, broker quotes in active and non-active markets, benchmark yields and securities, reported trades, issuer spreads and/or other applicable reference data.

(C)	Short-term investments are valued at €1.00/unit, which approximates fair value. Amounts are generally invested in actively managed common trust funds or interest-bearing accounts.

(D)
Real estate funds are valued at net asset value, which is calculated using the most recent partnership financial reports, adjusted, as appropriate, for any lag between the date of the financial reports and the measurement date (as of 31 December 2017, it is not probable that these investments will be sold at an amount other than net asset value).

(E)	Insurance contracts exactly match the amount and timing of certain benefits, therefore the fair value of these insurance policies is deemed to be the present value of the related obligations.

Disclosure of defined benefit plans
The following tables summarise the weighted average actuarial assumptions used to determine the benefit obligations of pension plans as at the dates presented:

	31 December 2017	31 December 2016
Financial assumptions	%	%
Discount rate	2.3	2.3
Rate of compensation increase	3.1	3.2
Rate of price inflation	2.9	2.9

Demographic assumptions (weighted average)(A)	31 December 2017	31 December 2016
Retiring at the end of the reporting period
Male	21.4	21.2
Female	24.3	24.0
Retiring 15 years after the end of the reporting period
Male	22.7	22.5
Female	25.6	25.4

(A)	These assumptions translate into an average life expectancy in years for an employee retiring at age 65.
The following table summarises the retirement benefit status of pension plans as at the dates presented:

	31 December 2017	31 December 2016
	€ million	€ million
Net benefit status:
Present value of obligation	(1,969)	(1,947)
Fair value of assets	1,898	1,779
Net benefit status	(71)	(168)
Retirement benefit surplus	24	16
Retirement benefit obligation	(95)	(184)

Disclosure of sensitivity analysis for actuarial assumptions
The following table summarises the sensitivity of the defined benefit obligation to changes in the weighted average principal assumptions for the periods presented:

	Change in assumption %	Impact on defined benefit obligation (%)
		Increase in assumption		Decrease in assumption
Principal Assumptions		2017	2016	2017	2016
Discount rate	0.5	(9.1)	(9.6)	10.6	10.7
Rate of compensation increase	0.5	2.6	2.7	(2.4)	(2.5)
Rate of price inflation	0.5	8.9	9.4	(7.8)	(9.6)
Mortality rates	1 year	2.5	2.5	(2.4)	(2.4)